Annual Total Returns (Vanguard Inflation-Protected Securities Fund - Investor Shares Annuity:) (Vanguard Inflation-Protected Securities Fund, Vanguard Inflation-Protected Securities Fund - Investor Shares)
12 Months Ended
Dec. 31, 2014
Vanguard Inflation-Protected Securities Fund | Vanguard Inflation-Protected Securities Fund - Investor Shares
Annual Total Return
2014	3.83%
2013	(8.92%)
2012	6.78%
2011	13.24%
2010	6.17%
2009	10.80%
2008	(2.85%)
2007	11.59%
2006	0.43%
2005	2.59%